FAIR VALUE MEASUREMENT- ASSETS AND LIABILITIES MEASURED OR DISCLOSED AT FAIR VALUE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Assets and liabilities measured or disclosed at fair value
Other long-term investments		¥ 700,113	[1]		$ 126,328	¥ 877,094
Total assets measured at fair value		46,373			20,184	140,140
Total liabilities measured at fair value		23,338			4,372	30,358
Total losses, Non-current assets		(58,719)
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured or disclosed at fair value
Total assets measured at fair value		46,373
Significant Unobservable Inputs (Level 3)
Assets and liabilities measured or disclosed at fair value
Total assets measured at fair value						140,140
Total liabilities measured at fair value		23,338				30,358
Transfers of fair value measurements into or out of Level 3	¥ 0	0		¥ 0
Recurring basis
Assets and liabilities measured or disclosed at fair value
Available-for-sale debt security					1,059	7,353
Available-for-sale equity security		46,373
Contingent consideration payable		23,338			4,372	30,358
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets and liabilities measured or disclosed at fair value
Available-for-sale equity security		46,373
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured or disclosed at fair value
Available-for-sale debt security						7,353
Contingent consideration payable		23,338				30,358
Non-Recurring
Assets and liabilities measured or disclosed at fair value
Intangible assets, net					53	370
Other long-term investments					$ 19,072	132,417
Total losses, Intangible assets, net						(2,889)
Total losses, Goodwill		(23,746)
Total losses, Investment in equity investees	(11,453)	(2,806)
Total losses, Other long-term investment	(129,616)	(6,031)
Total losses, Non-current assets	¥ (143,958)	¥ (26,136)
Non-Recurring | Significant Unobservable Inputs (Level 3)
Assets and liabilities measured or disclosed at fair value
Intangible assets, net						370
Other long-term investments						¥ 132,417
Contingent consideration payable | Discount cash flow method
Unobservable inputs
Discount rate	10.90%
Contingent consideration payable | Discount cash flow method | Minimum
Unobservable inputs
Probability of achieving performance target	0.00%	0.00%
Discount rate		10.00%
Contingent consideration payable | Discount cash flow method | Maximum
Unobservable inputs
Probability of achieving performance target	100.00%	99.00%
Discount rate		12.30%
Available-for-sale debt security | Probability expected return method
Unobservable inputs
Discount for lack of marketability	3.81%
Probability of conversion	20.00%

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)